Financial Instruments and Related Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Maximum Exposure to Credit Risk

Maximum exposure to credit risk as at December 31:

	2018	2017

Cash and cash equivalents	$2,314	$116
Receivables [1]	3,094	465
Other current assets – derivatives	5	7
Other non-current assets – derivatives	–	3

	$5,413	$591

1	Excluding income tax receivable.

Summary of Credit Risk Management Through Policies

Credit risk is managed through policies applicable to the following assets:

	Acceptable Minimum Counterparty Credit Ratings	Exposure Thresholds by Counterparty	Daily Counterparty Settlement Based on Prescribed Credit Thresholds	Counterparties to Contracts are Investment-Grade Quality

Cash and Cash Equivalents	X	X

Natural Gas Derivatives	X		X	X

Foreign Currency Derivatives	X

Summary of Available Credit Facilities

The table below outlines the Company’s available credit facilities as at December 31, 2018.

	Total Amount	Amount Outstanding and Committed	Amount Available
Unsecured revolving term credit facility	$4,500	$391	$4,109
Uncommitted revolving demand facility	500	–	500
Accounts receivable securitization program	500	–	500
Other credit facilities	520	238	282

Summary of Maturity Analysis of Financial Liabilities and Gross Settled Derivative Contracts

The following maturity analysis of the Company’s financial liabilities and gross settled derivative contracts (for which the cash flows are settled simultaneously) is based on the expected undiscounted contractual cash flows from the date of the consolidated balance sheets to the contractual maturity date.

2018	Carrying Amount of Liability as at December 31		Contractual Cash Flows		Within 1 Year		1 to 3 Years		3 to 5 Years		Over 5 Years
Short-term debt [1]	$	629	$	629	$	629	$	–	$	–	$	–
Payables and accrued charges [2]		4,695		4,695		4,695		–		–		–
Current portion of long-term debt and Long-term debt[1]		8,594		12,818		1,362		1,121		1,583		8,752
Derivatives		71		72		44		19		9		–

	$	13,989	$	18,214	$	6,730	$	1,140	$	1,592	$	8,752

1

Contractual cash flows include contractual interest payments related to debt obligations. Interest rates on variable rate debt are based on prevailing rates as at December 31, 2018. Disclosures regarding offsetting of certain debt obligations are provided below.

2

Excludes non-financial liabilities and includes trade payables of approximately $500 paid in January 2019 through an arrangement whereby a supplier sold the right to receive payment to a financial institution.

Summary of Fair Value Hierarchy for Financial Assets and Financial Liabilities

The following table presents the Company’s fair value hierarchy for financial assets and financial liabilities carried at fair value on a recurring basis or measured at amortized costs:

		Fair Value Measurements at Reporting Dates Using:
2018	Carrying Amount of Asset (Liability) as at December 31	Quoted Prices in Active Markets for Identical Assets (Level 1) [1]	Significant Other Observable Inputs (Level 2) [1]

Financial instruments measured at fair value on a recurring basis
Derivative instrument assets	$5	$–	$5
Other current financial assets – marketable securities [2]	97	12	85
Investments at FVTOCI [3]	186	186	–
Derivative instrument liabilities	(71)	–	(71)
Financial instruments measured at amortized cost
Cash and cash equivalents	$2,314	$–	$2,314
Current portion of long-term debt
Senior notes and debentures [4]	(995)	–	(1,009)
Fixed and floating rate debt	(8)	–	(8)
Long-term debt
Senior notes and debentures [4]	(7,569)	(1,004)	(6,177)
Fixed and floating rate debt	(22)	–	(22)

2017

Derivative instrument assets
Natural gas derivatives	$9	$–	$9
Investments at FVTOCI [3]	970	970	–
Derivative instrument liabilities
Natural gas derivatives	(64)	–	(64)
Long-term debt
Senior notes [4]	(3,707)	(490)	(3,555)

1

During the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 for financial instruments measured at fair value. The Company’s policy is to recognize transfers at the end of the reporting period.

2

Marketable securities consist of equity and fixed income securities. The Company determines the fair value of equity securities based on the bid price of identical instruments in active markets. The Company values fixed income securities using quoted prices of instruments with similar terms and credit risk.

3	Investments at FVTOCI are comprised of shares in Sinofert and other (Note 21) (2017 – ICL, Sinofert and other). The Company’s investment in ICL was sold during 2018 (Note 10).
4	Carrying amount of liability includes net unamortized debt issue costs.

Summary of Recognized Financial Instruments that are Offset, or Subject to Enforceable Master Netting Arrangements

	2018						2017

Financial assets (liabilities)	Gross		Offset		Net Amounts Presented		Gross	Offset	Net Amounts Presented

Derivative instrument assets
Natural gas derivatives [1]	$	31	$	(27)	$	4	$11	$(2)	$9
Derivative instrument liabilities
Natural gas derivatives [2]		(92)		26		(66)	(74)	10	(64)
Other long-term debt instruments [3]		(150)		150		–	(150)	150	–

	$	(211)	$	149	$	(62)	$(213)	$158	$(55)

1	Cash margin deposits of $NIL (2017 – $(1)) were held related to legally enforceable master netting arrangements.
2	Cash margin deposits of $18 (2017 – $38) were placed with counterparties related to legally enforceable master netting arrangements.
3

Back-to-back loan arrangements that are not subject to any financial test covenants but are subject to certain customary covenants and events of default, including, for other long-term debt, an event of default for non-payment or other debt in excess of $25. Non-compliance with such covenants could result in accelerated payment of the related debt. The Company was in compliance with these covenants as at December 31, 2018.

Summary of Natural Gas Derivatives Outstanding

Natural gas derivatives outstanding:

	2018				2017

	Notional [1]	Maturities	Average Contract Price [2]	Fair Value of Assets (Liabilities)	Notional [1]	Maturities	Average Contract Price [2]	Fair Value of Assets (Liabilities)

Natural gas
NYMEX swaps	22	2019 – 2022	$4.26	$(35)	27	2018 – 2022	$4.89	$(54)
AECO swaps [3]	26	2019	$1.92	$(25)	–	–	–	$–

1	In millions of British thermal units (“MMBtu”).
2	US dollars per MMBtu.
3	AECO swaps are only included in 2018 as a result of the Merger as described in Note 3.